Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As of June 30, 2026, the Company had twenty vessels under construction, comprising ten DP2 shuttle tankers, two LNG carriers, three VLCC tankers and five LR1 tankers.

The total contracted amount remaining to be paid for the twenty vessels under construction plus the extra costs agreed as of June 30, 2026, was $2,233,409. The amount of $228,339 is due to be paid within the second half of 2026, the amount of $723,029 in 2027, the amount of $1,127,374 in 2028 and the amount of $154,667 in 2029.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2026, before reduction for brokerage commissions and assuming no off-hire days, expected to be recognized on non-cancelable time charters are as follows:

Period/ Year	Amount
July 1 to December 31, 2026	$283,413
2027	403,371
2028	240,174
2029	143,169
2030	135,684
2031 to 2038	329,203
Minimum charter revenues	$1,535,014